Equity Instruments - Conversion of Redeemable Convertible Preferred Stock into Common Stock at a conversion ratio of 3:1 and Issuance of Series D Redeemable Convertible Preferred Stock (Details)
$ / shares in Units, $ in Thousands
		1 Months Ended		6 Months Ended		12 Months Ended
	Apr. 13, 2020 USD ($) $ / shares shares	Apr. 30, 2019 USD ($) $ / shares shares	Feb. 28, 2019 USD ($) shares	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2020 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)
Temporary Equity [Line Items]
Conversion ratio	3		1				1
Number of shares converted | shares					4,456,248	4,456,248	893,260
Carrying value				$ 123,704	$ 118,374	$ 123,704	$ 101,858	$ 91,826
Common stock, fair value	$ 200
Conversion of redeemable convertible preferred stock	$ 13,100		$ 1,000		13,274	13,274	1,003
Conversion of redeemable convertible preferred stock					$ (13,274)	$ (13,274)	$ (1,003)
Number of shares issued | shares					75,660,962	75,660,962	3,258,288
Original issue price per share (in usd per share) | $ / shares	$ 0.37534
Proceeds from issuance of redeemable convertible preferred stock				0	$ 28,278
Additional Paid-In Capital
Temporary Equity [Line Items]
Conversion of redeemable convertible preferred stock	$ 200				223	$ 223	$ 1,003
Accumulated Deficit
Temporary Equity [Line Items]
Conversion of redeemable convertible preferred stock	$ 13,100				$ 13,051	$ 13,051
Series A Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Conversion ratio						2.178
Number of shares converted | shares	2,167,198
Carrying value				$ 17,030		$ 17,030	$ 21,004
Original issue price per share (in usd per share) | $ / shares				$ 2.928		$ 2.928	$ 2.928
Series B Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Conversion ratio						2.273
Number of shares converted | shares	1,999,348
Carrying value				$ 32,176		$ 32,176	$ 39,876
Original issue price per share (in usd per share) | $ / shares				$ 3.851		$ 3.851	$ 3.851
Series C Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Conversion ratio						2.371
Number of shares converted | shares	289,702
Carrying value				$ 39,378		$ 39,378	$ 40,978
Number of shares issued | shares		3,258,288
Original issue price per share (in usd per share) | $ / shares		$ 5.52438		$ 5.524		$ 5.524	$ 5.524
Proceeds from issuance of redeemable convertible preferred stock		$ 18,000				$ 0	$ 17,844
Common Stock
Temporary Equity [Line Items]
Number of shares to be converted into | shares	1,485,413		893,260
Number of shares issued | shares		9,227,960
Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Number of shares converted | shares			893,260
Carrying value	$ 13,300
Conversion of redeemable convertible preferred stock	$ 13,300
Series D Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Conversion ratio						1.000
Carrying value				$ 35,120		$ 35,120
Number of shares issued | shares	44,794,885
Original issue price per share (in usd per share) | $ / shares				$ 0.375		$ 0.375
Proceeds from issuance of redeemable convertible preferred stock	$ 16,800					$ 28,153	$ 0